UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2010
Date of reporting period: August 31, 2009

Item 1.	Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments • August 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	U.S. Government Agencies & Obligations (83.9%)
	Commercial Banks-Central U.S. — FDIC Guaranteed (4.7%)
$10,450	SunTrust Bank (MTN)	3.00%	11/16/11	$10,819,857

	Commercial Banks-Southern U.S. — FDIC Guaranteed (4.8%)
10,400	Regions Bank	3.25	12/09/11	10,825,412

	Commercial Banks-Western U.S. — FDIC Guaranteed (4.4%)
9,700	American Express Bank FSB (Series G)	3.15	12/09/11	10,086,264

	Diversified Banking Institution — FDIC Guaranteed (14.7%)
3,000	Bank of America Corp.	2.375	06/22/12	3,054,810
6,600	Citigroup, Inc. (a)	2.875	12/09/11	6,814,955
4,320	GMAC, Inc.	2.20	12/19/12	4,356,863
	Goldman Sachs Group, Inc. (The)
5,850		1.625	07/15/11	5,905,856
4,130		3.25	06/15/12	4,309,766
9,000	JPMorgan Chase & Co.	2.125	12/26/12	9,098,190

				33,540,440

	Diversified Financial Service — FDIC Guaranteed (4.6%)
	General Electric Capital Corp.
1,400		2.125	12/21/12	1,409,141
5,300		2.20	06/08/12	5,376,654
3,670		2.625	12/28/12	3,756,803

				10,542,598

	Finance-Consumer Loans — FDIC Guaranteed (2.9%)
6,500	John Deere Capital Corp.	2.875	06/19/12	6,702,176

	Finance-Investment Banker/Broker — FDIC Guaranteed (1.8%)
4,000	Citigroup Funding, Inc. (b)	2.125	07/12/12	4,036,452

	Super-Regional Banks-U.S. — FDIC Guaranteed (7.1%)
8,000	PNC Funding Corp.	2.30	06/22/12	8,132,016
7,950	Wells Fargo & Co.	2.125	06/15/12	8,045,042

				16,177,058

	U.S. Government Agencies (22.4%)
2,600	Federal Home Loan Bank	1.875	06/20/12	2,613,276
	Federal Home Loan Mortgage Corp.
26,900		1.75	06/15/12	26,941,856
4,520		2.125	03/23/12	4,588,894
2,600		4.125	12/21/12	2,785,949
	Federal National Mortgage Assoc.
3,000		1.75	08/10/12	3,003,729
3,450		1.875	04/20/12	3,483,486
7,750		2.50	05/15/14	7,715,683

				51,132,873

	U.S. Government Obligations (16.5%)
	U.S. Treasury Note
2,600		0.875	04/30/11	2,604,774
3,500		0.875	05/31/11	3,504,515
5,000		1.00	07/31/11	5,008,595
4,000		1.125	06/30/11	4,019,064
880		1.25	11/30/10	888,078
2,395		1.50	10/31/10	2,423,630
570		1.75	01/31/14	560,337
740		1.75	03/31/14	724,738
2,000		1.875	04/30/14	1,965,782
4,500		2.625	07/31/14	4,554,846
6,000		4.00	08/15/18	6,285,006
1,450		4.50	02/28/11	1,533,036
	U.S. Treasury Strip
2,900		0.00	11/15/20	1,829,221
2,870		0.00	11/15/21	1,713,846

				37,615,468

	Total U.S. Government Agencies & Obligations (Cost $190,771,241)			191,478,598

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments • August 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	U.S. Government Agencies — Mortgage-Backed Securities (12.0%)
	Federal National Mortgage Assoc. (12.0%)
$3,789		4.00%	06/01/24	$3,833,832
10,997		4.50	06/01/24—07/01/24	11,328,684
7,922		5.00	12/01/23—04/01/39	8,261,467
3,750		5.50	(c)	3,946,290

				27,370,273

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $27,047,641)			27,370,273

	Short-Term Investments (6.4%)
	U.S. Government Obligation (d)(e)(1.7%)
3,840	U.S. Treasury Bills (Cost $3,839,507)	0.02-0.27	09/17/09—11/12/09	3,839,575

NUMBER OF
SHARES (000)
	Investment Company (f)(4.7%)
10,753	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $10,752,925)			10,752,925

	Total Short-Term Investments (Cost $14,592,432)			14,592,500

	Total Investments (Cost $232,411,314) (g)(h)		102.3%	233,441,371
	Liabilities in Excess of Other Assets		(2.3)	(5,222,247)

	Net Assets		100.0%	$228,219,124

FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
(a)	For the three months ended August 31, 2009, the cost of purchases and the proceeds from sales of Citigroup, Inc. U.S. Government Agency & Obligation, an affiliate of the Portfolio, was $6,777,936 and $0 respectively, including net realized gains of $0.
(b)	For the three months ended August 31, 2009, the cost of purchases and the proceeds from sales of Citigroup Funding, Inc. U.S. Government Agency & Obligation, an affiliate of the Portfolio, was $4,021,236 and $0 respectively, including net realized gains of $0.
(c)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(d)	A portion of this security has been physically segregated in connection with open futures contracts.
(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(h)	Securities have been designated as collateral in connection with securities on forward commitment basis, open futures and swaps contracts.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments • August 31, 2009 (unaudited) continued
Futures Contracts Open at August 31, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

33	Long	90 Day Euro$, September 2011	$8,008,688	$15,884
33	Long	90 Day Euro$, December 2011	7,986,000	16,034
33	Long	90 Day Euro$, March 2012	7,968,263	13,834
10	Long	90 Day Euro$, June 2012	2,409,625	16,724
3	Short	U.S. Treasury Notes 2 Year, September 2009	(653,063)	(3,052)
8	Short	U.S. Treasury Bonds 30 Year, September 2009	(967,500)	(12,073)
30	Short	U.S. Treasury Bonds 30 Year, December 2009	(3,592,500)	(42,463)
78	Short	U.S. Treasury Notes 10 Year, September 2009	(9,246,657)	(171,888)
70	Short	U.S. Treasury Notes 2 Year, December 2009	(15,144,063)	(46,773)
317	Short	U.S. Treasury Notes 5 Year, September 2009	(36,935,455)	(781,789)

		Net Unrealized Depreciation		$(995,562)

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments • August 31, 2009 (unaudited) continued
Interest Rate Contracts Open at August 31, 2009:

	NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND		BY FUND		DATE	(DEPRECIATION)

Barclays Bank PLC ***	$1,383	Fixed Rate 4.64		Floating Rate 0.00	#%	May 27, 2019	$(595)
UBS AG ***	4,038	Fixed Rate 4.66		Floating Rate 0.00	#	May 27, 2019	1,413
Bank of America N.A.***	2,168	Fixed Rate 5.12%		Floating Rate 0.00	#	June 1, 2019	39,458
Bank of America N.A.***	3,900	Fixed Rate 5.22		Floating Rate 0.00	#	June 4, 2019	85,995
Barclays Bank PLC	317	Floating Rate 0.66	#	Fixed Rate 4.04		May 27, 2039	2,042
UBS AG	935	Floating Rate 0.66	#	Fixed Rate 4.04		May 27, 2039	6,021
Bank of America N.A.	501	Floating Rate 0.667	#	Fixed Rate 4.325		June 1, 2039	(21,733)
Bank of America N.A.	600	Floating Rate 0.253	#	Fixed Rate 4.10		June 4, 2039	(2,430)
Bank of America N.A.	275	Floating Rate 0.646	#	Fixed Rate 4.38		June 4, 2039	(14,567)
Deutsche Bank AG Frankfurt^	2,900	Floating Rate 1.145	#	Fixed Rate 0.00		November 15, 2020	124,171
Deutsche Bank AG Frankfurt^	170	Floating Rate 0.445	#	Fixed Rate 0.00		November 15, 2021	7,307
JPMorgan Chase Bank N.A. New York ^	1,300	Floating Rate 0.731	#	Fixed Rate 0.00		November 15, 2021	18,863
JPMorgan Chase Bank N.A. New York ^	1,400	Floating Rate 0.239	#	Fixed Rate 0.00		November 15, 2021	22,459

Net Unrealized Appreciation							$268,404

#	Floating rate based on USD-3 Months LIBOR.

^	Portfolio will make payments of $894,601, $57,342, $474,182 and $508,998, respectively, on termination date.

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

MS Limited Duration US Government Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
8/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at August 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Long-Term Investments
US Government Agencies & Obligations	$191,478,598	—	$191,478,598	—
US Government Agencies — Mortgage-Backed Securities	27,370,273	—	27,370,273	—

Total Long-Term Investments	218,848,871	—	218,848,871	—

Short-Term Investments
US Government Agencies & Obligations	3,839,575	—	3,839,575	—
Investment Company	10,752,925	$10,752,925	—	—

Total Short-Term Investments	14,592,500	10,752,925	3,839,575	—

Futures	62,476	62,476	—	—
Interest Rate Swaps	307,729	—	307,729	—

Total	$233,811,576	$10,815,401	$222,996,175	—

Liabilities:
Futures	($1,058,038)	($1,058,038)	—	—
Interest Rate Swaps	(39,325)	—	($39,325)	—

Total	($1,097,363)	($1,058,038)	($39,325)	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.	Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 22, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 22, 2009

3